Equity (Schedule of Stock Option Activity) (Details)	3 Months Ended
Mar. 31, 2020 $ / shares shares
Number of Options
Options outstanding as of January 1, 2020 | shares	1,961,532
Granted | shares	300,000
Forfeited | shares	(49,371)
Options outstanding as of March 31, 2020 | shares	2,212,161
Options exercisable as of March 31, 2020 | shares	1,625,889
Weighted Average Exercise Price
Options outstanding as of January 1, 2020 | $ / shares	$ 31.16
Granted | $ / shares	16.41
Forfeited | $ / shares	32.64
Options outstanding as of March 31, 2020 | $ / shares	29.13
Options exercisable as of March 31, 2020 | $ / shares	$ 33.04